TRADE AND OTHER RECEIVABLES (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
TRADE AND OTHER RECEIVABLES
Receivables from handset sales financing	₽ 16,845	₽ 14,252
Subscribers	10,980	13,495
Other trade receivables	4,427	4,049
Integration services	2,407	1,190
Roaming	1,912	3,763
Interconnect	1,624	2,193
Receivables from the sharing agreement	802	459
Receivables from sale of VF Ukraine	743
Bonuses from suppliers	724	492
Dealers	268	386
Other receivables	2,622	1,182
Allowance for ECL	(4,203)	(4,318)	₽ (2,344)	₽ (2,160)
Trade and other receivables, total	39,151	37,143
Less non-current portion	(3,556)	(2,600)
Trade and other receivables, current	₽ 35,595	₽ 34,543